Income Taxes (Schedule Of Components Of Income Tax Provision (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax provision (benefit), Federal, Current	$ 167,172	$ 96,725	$ (72,518)
Income tax provision (benefit), Federal, Deferred	(30,111)	28,138	82,471
Income tax provision (benefit), Federal	137,061	124,863	9,953
Income tax provision (benefit), State and Puerto Rico, Current	27,805	8,111	4,295
Income tax provision (benefit), State and Puerto Rico, Deferred	(8,151)	1,819	(3,629)
Income tax provision (benefit), State and Puerto Rico	19,654	9,930	666
Income tax provision (benefit), Foreign, Current	75,431	68,605	67,338
Income tax provision (benefit), Foreign, Deferred	(71,001)	(87,565)	(67,555)
Income tax provision (benefit), Foreign	4,430	(18,960)	(217)
Income tax provision	161,145	115,833	10,402
Earnings (loss) before income taxes and noncontrolling interest:
Earnings before income taxes and noncontrolling interest, Domestic	690,545	537,009	(273,699)
Earnings before income taxes and noncontrolling interest, Foreign	113,534	117,627	629,643
Earnings before income taxes and noncontrolling interest	$ 804,079	$ 654,636	$ 355,944